Capital and financial risk management - Liquidity risk - Maturity profile for non-derivative financial liabilities - Additional information (Details) - Liquidity risk - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024
Non-derivative financial liabilities
Bonds subject to material adverse change clause	€ 0
Within one year
Non-derivative financial liabilities
Spectrum licence payables	187	€ 153
Collateral liabilities	2,357	2,628
In one to two years
Non-derivative financial liabilities
Spectrum licence payables	187	187
In two to three years
Non-derivative financial liabilities
Spectrum licence payables	187	187
In three to four years
Non-derivative financial liabilities
Spectrum licence payables	187	187
In four to five years
Non-derivative financial liabilities
Spectrum licence payables	187	187
In more than five years
Non-derivative financial liabilities
Spectrum licence payables	€ 89	€ 276